LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2018
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of types of insurance contracts [text block]	Insurance contract and participating investment contract liabilities are comprised as follows:

	2018			2017
	Gross £m	Reinsurance[1] £m	Net £m	Gross[1] £m	Reinsurance[2] £m	Net £m
Life insurance (see (1) below):
Insurance contracts	84,366	(716)	83,650	86,949	(563)	86,386
Participating investment contracts	13,912	–	13,912	15,881	–	15,881
	98,278	(716)	97,562	102,830	(563)	102,267
Non-life insurance contracts (see (2) below):
Unearned premiums	342	(13)	329	358	(13)	345
Claims outstanding	254	–	254	225	–	225
	596	(13)	583	583	(13)	570
Total	98,874	(729)	98,145	103,413	(576)	102,837
1	During the year the Group has reviewed the classification of pre-2007 unitised pension savings products and as a result these products have been reclassified from insurance contracts to participating investment contracts; comparatives have been restated accordingly.

2	Reinsurance balances are reported within other assets (note 27).

Disclosure of provisions for unearned premiums [text block]	The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2018 £m	2017 £m
Provisions for unearned premiums
Gross provision at 1 January	358	404
Increase in the year	681	724
Release in the year	(697)	(770)
Change in provision for unearned premiums charged to income statement	(16)	(46)
Gross provision at 31 December	342	358
Reinsurers’ share	(13)	(13)
Net provision at 31 December	329	345

Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Life Insurance and Participating Contract Liabilities [text block]	The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts £m	Participating investment contracts £m	Gross £m	Reinsurance £m	Net £m
At 1 January 2017	77,881	15,896	93,777	(671)	93,106
New business	4,154	43	4,197	(21)	4,176
Changes in existing business	4,928	(58)	4,870	129	4,999
Change in liabilities charged to the income statement (note 10)	9,082	(15)	9,067	108	9,175
Exchange and other adjustments	(14)	–	(14)	–	(14)
At 31 December 2017	86,949	15,881	102,830	(563)	102,267
New business	5,476	31	5,507	(42)	5,465
Changes in existing business	(8,072)	(2,000)	(10,072)	(111)	(10,183)
Change in liabilities charged to the income statement (note 10)	(2,596)	(1,969)	(4,565)	(153)	(4,718)
Exchange and other adjustments	13	–	13	–	13
At 31 December 2018	84,366	13,912	98,278	(716)	97,562

Nonparticipating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Liabilities for Insurance Contracts and Participating Investment Contracts [text block]	Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2018			2017
	With-profit fund £m	Non-profit fund £m	Total £m	With-profit fund £m	Non-profit fund £m	Total £m
Insurance contracts	7,851	76,515	84,366	8,946	78,003	86,949
Participating investment contracts	7,438	6,474	13,912	8,481	7,400	15,881
Total	15,289	82,989	98,278	17,427	85,403	102,830

Claims outstanding [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Insurance Claims Outstanding [text block]	These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2018 £m	2017 £m
Claims outstanding
Gross claims outstanding at 1 January	225	209
Cash paid for claims settled in the year	(306)	(321)
Increase/(decrease) in liabilities charged to the income statement [1]	335	337
	29	16
Gross claims outstanding at 31 December	254	225
Reinsurers’ share	–	–
Net claims outstanding at 31 December	254	225
Notified claims	170	174
Incurred but not reported	84	51
Net claims outstanding at 31 December	254	225
1	Of which an increase of £367 million (2017: £350 million) was in respect of current year claims and a decrease of £32 million (2017: a decrease of £13 million) was in respect of prior year claims.